SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Segment shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Debt Instrument [Line Items]
Number of operating segment | Segment	1
Capitalized implementation costs	$ 8,367
Remaining Performance Obligations	92,099
Deferred revenues	76,502
Uncollected amounts of deferred revenue	15,597
Revenues recognized from deferred revenues	29,472	$ 27,065	$ 12,924
Research and development grants recognized	$ 2,171	$ 3,061	$ 3,064
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Dilutive securities excluded from diluted earnings per share | shares	108,139	299,249	265,085